Income taxes	12 Months Ended
Mar. 31, 2012
Income taxes [Abstract]
Income taxes

17. Income taxes

Income tax (benefit) provision differs from the amount that would be computed by applying the Federal and Provincial statutory income tax rates to income before income taxes. The reasons for the differences are as follows:

Year ended March 31,	2012	2011	2010
(Loss) income before income taxes	$(28,385)	$(41,098)	$41,898
Tax rate	26.25%	27.75%	28.91%
Expected (benefit) expense	$(7,451)	$(11,405)	$12,113
Increase (decrease) related to:
Impact of enacted future statutory income tax rates	278	164	(673)
Income tax adjustments and reassessments	313	909	1,442
Valuation allowance	(91)	962	–
Stock-based compensation	(393)	1,443	617
Non deductible portion of capital losses	–	1,063	–
Other	121	416	180
Income tax (benefit) expense	$(7,223)	$(6,448)	$13,679
Classified as:
	2012	2011	2010
Year ended March 31,
Current income tax (benefit) expense	$(677)	$2,892	$3,803
Deferred income tax (benefit) expense	(6,546)	(9,340)	9,876
	$(7,223)	$(6,448)	$13,679

The deferred tax assets and liabilities are summarized below:

	March 31, 2012	March 31, 2011
Deferred tax assets:
Non-capital losses carried forward	$51,614	$41,581
Derivative financial instruments	2,296	2,895
Billings in excess of costs on uncompleted contracts	1,887	508
Capital lease obligations	2,689	2,247
Intangible assets	–	473
Long term portion of liabilities related to equipment leases	–	2,029
Deferred lease inducements	134	161
Stock-based compensation	1,402	1,656
Other	420	99
	$60,442	$51,649

	March 31, 2012	March 31, 2011
Deferred tax liabilities:
Unbilled revenue and uncertified revenue included in accounts receivable	$13,039	$24,418
Assets held for sale	462	189
Accounts receivable – holdbacks	8,071	3,154
Property, plant and equipment	52,323	44,105
Deferred financing costs	224	71
Intangible assets	8	76
Other	173	40
	$74,300	$72,053
Net deferred income tax liability	$(13,858)	$(20,404)

Classified as:

	March 31, 2012	March 31, 2011
Current asset	$2,991	$1,729
Long term asset	57,451	49,920
Current liability	(21,512)	(27,612)
Long term liability	(52,788)	(44,441)
	$(13,858)	$(20,404)

The Company and its subsidiaries file income tax returns in the Canadian federal jurisdiction, five provincial jurisdictions and US federal and Texas state jurisdiction. For years before 2007, the Company is no longer subject to Canadian federal or provincial examinations.

The Company has a full valuation allowance against capital losses in deferred tax benefits of $962 as at March 31, 2012 (2011 – $962; 2010 – $nil). At March 31, 2012, the Company has non-capital losses for income tax purposes of $205,565 which predominately expire after 2027.

March 31, 2012
2027	$2,973
2028	7,222
2029	13,676
2030	25,707
2031	93,267
2032	62,720
$205,565